Capitalized Commission Assets (Details) - Schedule of reconciliation of the carrying value of capitalized sales commissions - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Schedule of reconciliation of the carrying value of capitalized sales commissions [Abstract]
Opening balance	R 201,075	R 144,549
Additions	112,639	95,999
Amortization	(64,566)	(46,957)
Write off	(15,301)
Translation adjustments	(2,310)	7,484
Closing balance	R 231,537	R 201,075